Premises and Equipment	11 Months Ended
Mar. 31, 2012
Premises and Equipment
F.	Premises and Equipment:

A summary of the cost and accumulated depreciation of premises and equipment is as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Land	$2,928	$2,928
Buildings and land improvements	10,477	10,468
Equipment	2,211	2,142

	15,616	15,538
Accumulated depreciation	(4,899)	(4,465)

	$10,717	$11,073

Depreciation expense for the eleven months ended March 31, 2012 and the year ended April 30, 2011 amounted to $450,000 and $510,000, respectively.